UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		October 19, 2005
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    91

Form 13F Information Table Value Total:   $151,152
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     4129 106751.000SH      SOLE                37084.500         69666.500
Altria Group, Inc.             COM              02209s103      356 4828.971 SH       SOLE                  275.000          4553.971
American Express Co.           COM              025816109      311 5411.000 SH       SOLE                  861.000          4550.000
American Financial Group       COM              025932104      387 11392.000SH       SOLE                 3800.000          7592.000
Amerigas Partners LP           COM              030975106      261 8125.000 SH       SOLE                  825.000          7300.000
Amgen Inc.                     COM              031162100     2474 31051.000SH       SOLE                10930.000         20121.000
Amsouth Bancorporation         COM              032165102      627 24837.000SH       SOLE                10975.000         13862.000
Anadarko Petroleum Corp.       COM              032511107     7293 76170.000SH       SOLE                31905.000         44265.000
Anheuser Busch Cos., Inc.      COM              035229103      912 21200.000SH       SOLE                10175.000         11025.000
Atlas America, Inc.            COM              049167109     1534 31404.000SH       SOLE                11186.000         20218.000
Avaya, Inc.                    COM              053499109      305 29647.000SH       SOLE                 9625.000         20022.000
Avon Products, Inc.            COM              054303102      290 10725.000SH       SOLE                 7200.000          3525.000
BB & T Corp.                   COM              054937107      428 10947.562SH       SOLE                 2450.000          8497.562
Ball Corp.                     COM              058498106     1621 44125.000SH       SOLE                17775.000         26350.000
Bank of America                COM              060505104      301 7139.000 SH       SOLE                 2777.000          4362.000
Beverly Hills Bancorp.         COM              087866109      262 25525.000SH       SOLE                 7400.000         18125.000
Blount International           COM              095180105      691 39150.000SH       SOLE                18650.000         20500.000
CBL & Assoc. Properties        COM              124830100      340 8300.000 SH       SOLE                 3400.000          4900.000
Calpine Corp.                  COM              131347106       42 16200.000SH       SOLE                                  16200.000
Celanese Corp.                 COM              150870103     1411 81770.000SH       SOLE                45950.000         35820.000
Charming Shoppes Inc.          COM              161133103      428 40075.000SH       SOLE                12200.000         27875.000
Chesapeake Energy Corp.        COM              165167107    12535 327719.000SH      SOLE               157575.000        170144.000
Citigroup Inc.                 COM              172967101     4697 103175.819SH      SOLE                36832.000         66343.819
Colgate Palmolive Co.          COM              194162103     1772 33574.000SH       SOLE                17400.000         16174.000
Colonial Properties Trust      COM              195872106      285 6415.000 SH       SOLE                 1965.000          4450.000
Commerce Bancorp Inc. NJ       COM              200519106     4378 142646.000SH      SOLE                56650.000         85996.000
Developers Diversified         COM              251591103      742 15880.961SH       SOLE                 3754.000         12126.961
Devon Energy Corp.             COM              25179m103     3406 49625.000SH       SOLE                15169.000         34456.000
Discovery Holding Co. Ser. A   COM              25468Y107      382 26452.000SH       SOLE                11988.000         14464.000
Dixon Oil & Gas                COM              255840209        0 10000.000SH       SOLE                                  10000.000
Duquesne Light Holdings        COM              266233105      183 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      274 3820.000 SH       SOLE                 2025.000          1795.000
Enterprise Products Partners L COM              293792107     2607 103553.219SH      SOLE                25787.000         77766.219
Equity Inns Inc.               COM              294703103     1039 76950.000SH       SOLE                28125.000         48825.000
Exxon Mobil Corp.              COM              30231g102      369 5812.000 SH       SOLE                  712.000          5100.000
Fairpoint Communications       COM              305560104      245 16725.000SH       SOLE                  350.000         16375.000
Fastenal Co.                   COM              311900104     2510 41080.000SH       SOLE                19325.000         21755.000
First Bank of Delaware         COM              319307104       65 20000.000SH       SOLE                20000.000
First Financial Bankshares     COM              32020R109      298 8544.765 SH       SOLE                  732.000          7812.764
Florida Rock Inds. Inc.        COM              341140101      313 4884.000 SH       SOLE                 2312.000          2572.000
General Electric Co.           COM              369604103     3115 92504.285SH       SOLE                23590.000         68914.285
General Growth Properties      COM              370021107      383 8530.000 SH       SOLE                 1425.000          7105.000
GlaxoSmithkline Plc.           COM              37733w105     1338 26085.000SH       SOLE                15725.000         10360.000
Glimcher Realty Trust          COM              379302102     1028 42000.000SH       SOLE                20100.000         21900.000
Health Care Property Investors COM              421915109      391 14500.000SH       SOLE                 1300.000         13200.000
Home Depot, Inc.               COM              437076102      263 6908.000 SH       SOLE                  980.000          5928.000
Hughes Supply                  COM              444482103     1354 41525.000SH       SOLE                22875.000         18650.000
IShares MSCI Emerging Mkts. In COM              464287234      225 2649.000 SH       SOLE                                   2649.000
ITT Educational Services       COM              45068B109     6864 139080.000SH      SOLE                52350.000         86730.000
Int'l Business Machines        COM              459200101      264 3288.000 SH       SOLE                  120.000          3168.000
Intel Corp.                    COM              458140100      309 12545.481SH       SOLE                 1000.000         11545.481
Istar Financial Inc.           COM              45031u101      658 16275.000SH       SOLE                 9125.000          7150.000
J. P. Morgan Chase & Co.       COM              46625h100      238 7029.000 SH       SOLE                 1998.000          5031.000
Johnson & Johnson              COM              478160104      798 12618.251SH       SOLE                 2505.000         10113.251
Kinder Morgan Energy Partners  COM              494550106     2303 43573.634SH       SOLE                17485.000         26088.634
Laboratory Corp. of America    COM              50540R409     5767 118400.000SH      SOLE                38900.000         79500.000
Liberty Media Corp. Ser. A     COM              530718105     2103 261242.000SH      SOLE               119943.000        141299.000
Lowes Companies, Inc.          COM              548661107      364 5650.000 SH       SOLE                 1775.000          3875.000
Lucent Technologies, Inc.      COM              549463107      105 32189.000SH       SOLE                19330.000         12859.000
Magellan Midstream Partners LP COM              559080106      665 19391.310SH       SOLE                 1400.000         17991.310
Microsoft Corp.                COM              594918104      382 14855.499SH       SOLE                 1345.000         13510.499
Mid America Apartment Communit COM              59522j103      274 5885.041 SH       SOLE                 2875.000          3010.041
Mills Corp.                    COM              601148109      391 7100.000 SH       SOLE                 3000.000          4100.000
NASDQ Emerging Mrkts. 50 ADR B COM              09348R300      338 3100.000 SH       SOLE                 1900.000          1200.000
Newcastle Investment           COM              65105M108      540 19370.000SH       SOLE                15750.000          3620.000
Northern Border Partns         COM              664785102      434 9075.000 SH       SOLE                  475.000          8600.000
Par Pharmaceuticals Co.        COM              69888P106     3050 114590.000SH      SOLE                35315.000         79275.000
Penn Virginia Corp.            COM              707882106     1586 27490.000SH       SOLE                17050.000         10440.000
Pennsylvania Real Estate       COM              709102107     3360 79651.999SH       SOLE                25982.000         53669.999
Pepsico, Inc.                  COM              713448108      228 4012.000 SH       SOLE                  100.000          3912.000
Pfizer, Inc.                   COM              717081103     6004 240458.432SH      SOLE                97135.000        143323.432
Presidential Life Corp.        COM              740884101      311 17300.000SH       SOLE                 7675.000          9625.000
Quest Diagnostics, Inc.        COM              74834L100     5944 117610.000SH      SOLE                42400.000         75210.000
Regions Financial Corp. (new)  COM              758940100      221 7100.000 SH       SOLE                 2992.000          4108.000
Resource America Inc.          COM              761195205      965 54497.000SH       SOLE                20414.000         34083.000
Salix Pharmaceuticals Ltd.     COM              795435106      516 24275.000SH       SOLE                12775.000         11500.000
Service Master Co.             COM              81760N109      538 39705.000SH       SOLE                13925.000         25780.000
Shire Pharmaceuticals ADR      COM              82481r106     1097 29665.001SH       SOLE                 9591.000         20074.001
Sovereign Bancorp, Inc.        COM              845905108     3246 147299.000SH      SOLE                68350.000         78949.000
St. Paul Travelers Cos., Inc.  COM              792860108      804 17922.000SH       SOLE                 4850.000         13072.000
Steris Corp.                   COM              859152100     1143 48025.000SH       SOLE                20425.000         27600.000
Sulphco Inc.                   COM              865378103       42 10000.000SH       SOLE                10000.000
Susquehanna Bancshares, Inc.   COM              869099101      277 11520.000SH       SOLE                 1900.000          9620.000
Symantec                       COM              871503108      418 18450.000SH       SOLE                 3675.000         14775.000
Terex Corp.                    COM              880779103     3619 73215.000SH       SOLE                28100.000         45115.000
Thermo Electron Corp.          COM              883556102      289 9350.000 SH       SOLE                 3000.000          6350.000
Trustco Bank Corp. NY          COM              898349105      247 19700.000SH       SOLE                 6175.000         13525.000
WellPoint Health Networks      COM              94973v107    10101 133225.000SH      SOLE                48730.000         84495.000
Wells Fargo & Co.              COM              949746101      306 5230.836 SH       SOLE                 1400.000          3830.836
XTO Energy Inc.                COM              98385x106    15133 333908.169SH      SOLE               126073.157        207835.011
Celanese Corp. Pfd.                             150870202      312    11800 SH       SOLE                     6325              5475